Inventory (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Raw materials	$ 822,538	$ 539,704
Finished products	282,783	533,831
Work in process	153,261	173,943
Subtotal	1,258,582	1,247,478
Inventory reserve	(59,832)	(150,430)
Total	$ 1,198,750	$ 1,097,048